INTEREST RATE SWAPS - DSS HOLDINGS L.P. AND SUBSIDIARIES (Tables) - DSS holding	9 Months Ended
Dec. 31, 2018
Schedule of interest rate swaps designated

The interest rate swaps designated as a cash flow hedge that were in place as of December 31, 2018 and March 31, 2018 are as follows:

				December 31,	March 31,
Interest Rate Swap Detail				2018	2018
		Start Date of	End Date of	Notional Amount	Notional Amount
Trade Date	Fixed Rate	Swap	Swap	Outstanding	Outstanding
13-Sep-16	1.106%	30-Sep-16	25-Sep-18*	$—	$62,037,531
13-Sep-16	1.106%	30-Sep-16	25-Sep-18*	—	62,037,531
13-Sep-16	1.106%	30-Sep-16	25-Sep-18*	—	62,037,531
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	56,030,031	—
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	56,030,031	—
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	56,030,031	—
				$168,090,093	$186,112,593

Schedule of derivative asset and liability

The derivative asset and liability balances at December 31, 2018 and March 31, 2018 are as follows:

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet	December 31,	March 31,	Balance Sheet	December 31,	March 31,
Date	Location	2018	2018	Location	2018	2018
Derivatives designated as hedging instruments
Interest rate contracts	Derivative asset (Current assets)	$—	$1,752,360	Derivative liability (Current liabilities)	$630,432	$—
Interest rate contracts	Derivative asset (Noncurrent assets)	—	4,377,561	Derivative liability (Noncurrent liabilities)	899,578	—
Total derivatives designated as hedging instruments		—	6,129,921		1,530,010	—
Total Derivatives		$—	$6,129,921		$1,530,010	$—

Schedule of liabilities recognized in condensed consolidated balance sheets

The following table presents the gross amounts of these liabilities with any offsets to arrive at the net amounts recognized in the consolidated balance sheets at December 31, 2018 and March 31, 2018:

Gross Amounts not Offset in
			Net Amounts	the Consolidated Balance Sheets
		Gross Amounts	of Liabilities
	Gross Amounts	Offset in the	Presented in the		Cash
	of Recognized	Consolidated	Consolidated	Financial	Collateral
	Liabilities	Balance Sheets	Balance Sheets	Instruments	Received	Net Amount
December 31, 2018 Derivatives	$1,530,010	$—	$1,530,010	$—	$—	$1,530,010
March 31, 2018 Derivatives	—	—	—	—	—	—

Schedule of gross amounts of these assets with any offsets to arrive at the net amounts recognized in the consolidated balance sheets

The following table presents the gross amounts of these assets with any offsets to arrive at the net amounts recognized in the consolidated balance sheets at December 31, 2018 and March 31, 2018:

Gross Amounts not Offset in
		Gross Amounts	Net Amounts of	the Consolidated Balance Sheets
	Gross Amounts	Offset in the	Assets Presented in		Cash
	of Recognized	Consolidated	the Consolidated	Financial	Collateral
	Assets	Balance Sheets	Balance Sheets	Instruments	Received	Net Amount
December 31, 2018 Derivatives	$—	$—	$—	$—	$—	$—
March 31, 2018 Derivatives	6,129,921	—	6,129,921	—	—	6,129,921